Equity	6 Months Ended
Apr. 30, 2025
Equity [Abstract]
Equity
16.	Equity

Ordinary shares

MaxsMaking is authorized to issue an unlimited number of shares, divided into unlimited number of A shares with a par value of US $0.01 each, of which 7,575,000 shares were issued, and up to a maximum of 7,425,000 B shares with a par value of $0.01 each, of which 7,425,000 shares were issued.